Borrowings - Additional Information (Detail)		1 Months Ended
	Aug. 07, 2019	Aug. 31, 2019 USD ($) Tranche	Apr. 30, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate basis	thirty day U.S. LIBOR, plus 6.25%
Borrowings, interest rate	10.32%
Borrowings, maturity	August 1, 2024
Final fee payment	6.75%
Floating interest rate [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	6.25%
Bottom of range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	8.68%
Loan and Security Agreement with Oxford Finance LLC [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowing capacity of term loan		$ 75,000,000
Number of tranches | Tranche		3
Transaction costs		$ 300,000
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche one [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gross proceeds		25,000,000
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Undrawn credit facility		$ 25,000,000
Loan and Security Agreement with Oxford Finance LLC [Member] | Tranche three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan to be drawn			$ 25,000,000